Consolidated Statements of Financial Position - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment	£ 13,754	£ 18,302
Right of use assets	23,093	36,578
Investment in sub-lease	776	591
Other non-current financial assets	4,410	4,390
Deferred tax asset	2,230	1,507
Total non-current assets	44,263	61,368
Current assets
Trade and other receivables	10,280	9,639
Tax receivable	12,935	40,410
Embedded derivative assets	0	266
Cash and cash equivalents	129,716	73,966
Total current assets	152,931	124,281
Total assets	197,194	185,649
Equity
Share capital	1	0
Share premium	386,230	283,250
Foreign currency translation reserve	163	(32)
Share-based payment reserve	18,821	10,659
Accumulated deficit	(349,869)	(279,106)
Total equity	55,346	14,771
Non-current liabilities
Interest-bearing loans and borrowings	36,654	0
Deferred liabilities	24,868	47,961
Lease liabilities	25,190	38,299
Provisions	138	105
Total non-current liabilities	86,850	86,365
Current liabilities
Interest-bearing loans and borrowings	0	19,157
Trade and other payables	25,728	29,501
Deferred liabilities	27,118	28,522
Tax payable	0	72
Lease liabilities	2,043	1,951
Derivative liabilities	0	5,127
Provisions	109	183
Total current liabilities	54,998	84,513
Total liabilities	141,848	170,878
Total equity and liabilities	£ 197,194	£ 185,649